DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total debt	$ 111,678	$ 153,740
Less: current portion	(4,700)	(3,600)
Long-term debt	106,978	150,140
DnB $58.24M loan [Member]
Total debt	12,392	53,740
Nordea $175M loan [Member]
Total debt	$ 99,286	$ 100,000